SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Share Units [Member]	6 Months Ended
Jun. 30, 2022 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	3,203,477
August 21, 2019 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	539,733
Issuance Date	Aug. 21, 2019
August 4, 2020 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	885,744
Issuance Date	Aug. 04, 2020
March 23, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	1,778,000
Issuance Date	Mar. 23, 2022